Revenue from Unaffiliated Customers by Geographic Region (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 5,585	$ 5,492	$ 6,875
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	2,427	3,050	3,743
Hong Kong
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 3,158	$ 2,442	$ 3,132